ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.            ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated on June 18, 1999 as Fly High Holdings Limited under the laws of the British Virgin Islands (“BVI”). In June 2004, the Company changed its name to SouFun Holdings Limited and its corporate domicile to the Cayman Islands and became a Cayman Islands company with limited liability under the Companies Law of the Cayman Islands. In 2016, the Company changed its name to Fang Holdings Limited (formerly known as SouFun Holdings Limited). The accompanying consolidated financial statements include the financial statements of (i) Fang Holdings Limited (the “Company”), (ii) its subsidiaries located outside of the People’s Republic of China (the “PRC”) (the “non-PRC subsidiaries”), (iii) wholly foreign owned entities in the PRC (the “WFOEs”) and their subsidiaries, (iv) entities controlled through contractual arrangements (the “PRC Domestic Entities”) and (v) the PRC Domestic Entities’ subsidiaries. The Company, and where appropriate, the term “Company” also refers to its non-PRC subsidiaries, WFOEs, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as a whole.

The Company is principally engaged in the provision of marketing services, listing services, leads generation, financial services, and other services to the real estate and home furnishing industries in the PRC. Details of the Company’s major subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2023 were as follows:

Company	Date of Establishment	Place of Establishment	Principal Activities
Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Provision of marketing services and listing services

SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Provision of marketing services, leads generation services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Provision of marketing services and listing services

Beijing Fangtianxia Technology Development Co., Ltd.	August 19, 2019	PRC	Provision of technology, leads generation and listing services

Xinjiang Tuo Shi Huan Yu Network Technology Co., Ltd.	November 29, 2017	PRC	Provision of technology, leads generation and listing services

Tianjin Sipu Era Technology Development Co., Ltd.	October 13, 2015	PRC	Provision of technology, leads generation and listing services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	November 15, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. (“Beijing TuoShi”)	November 19, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing Yi Ran Ju Ke”)	July 8, 2011	PRC	Provision of marketing services, rental services, leads generation services and real estate agency services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)	July 25, 2012	PRC	Provision of technology and information consultancy services

Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	Provision of technology, leads generation and information consultancy services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Provision of real estate agency services, marketing services and listing services

Tianjin Jia Tian Xia Network Technology Co., Ltd. (“Jia Tian Xia Network Technology”)	April 15, 2014	PRC	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd., (“Hangzhou SouFun Network”)	August 27, 2013	PRC	Provision of technology and information consultancy services

Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. (“Wuhan Yi Ran Ju Ke”)	December 13, 2013	PRC	Provision of real estate agency services, leads generation services and real estate information services

Hangzhou Ji Ju Real Estate Agents Co., Ltd.(“Hangzhou Ji Ju”)	December 23, 2013	PRC	Provision of real estate agency services and real estate information services

Fang Tian Xia Financial Information Service(Beijing) Ltd. (previously known as Beijing Tianxia Dai Information service Co., Ltd.)	April 9, 2014	PRC	Provision of finance information services

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

Company	Date of Establishment	Place of Establishment	Principal Activities
Shanghai SouFun Microfinance Co., Ltd. (“Shanghai SouFun Microfinance”)	January 19, 2015	PRC	Provision of Microfinance services

Beihai Tian Xia Dai Microfinance Co., Ltd.(“Beihai Tian Xia Dai Microfinance”)	September 12, 2014	PRC	Provision of microfinance services

Shanghai BaoAn Enterprise Co., Ltd.(“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“ShanghaiBaoAn Hotel”)	March 31, 2013	PRC	Operation and management of hotel, restaurant and other catering business

Chongqing Tian Xia Dai Microfinance Co., Ltd (“Chongqing Tian Xia Dai Microfinance”)	December 11, 2014	PRC	Provision of microfinance services

Tianjin Jia Tian Xia Microfinance Co., Ltd.(“Tianjin Jia Tian Xia Microfinance”)	December 5, 2014	PRC	Provision of microfinance services

Guangzhou Fang Tian Xia Real Estate Broking Co., Ltd. (“Guangzhou Fang Tian Xia”)	March 9, 2015	PRC	Provision of real estate agency services

Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. (“Chongqing Fang Tian Xia”)	May 27, 2015	PRC	Provision of real estate agency services

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	Investment holding

Best Fang Holdings LLC	August 30, 2017	United States of America	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	United States of America	Investment holding

In order to comply with PRC laws and regulations which restrict foreign control of companies involved in internet content provision (“ICP”) and advertising businesses, the Company operates its websites and provides online marketing, listing and leads generation services in the PRC through its PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries.

The equity interests of the PRC Domestic Entities are legally held directly by Vincent Tianquan Mo, executive chairman of the board of directors, Richard Jiangong Dai, a director of the board who resigned from the board effective February 25, 2016, or Jianning Dai, general manager of the Company’s subsidiary. The effective control of the PRC Domestic Entities is held by the Company through two of its WFOEs, namely, SouFun Network and Jia Tian Xia Network Technology as a result of a series of contractual arrangements and their supplementary agreements signed with each of the PRC Domestic Entities which arrangements and agreements contain similar provisions regarding obligations and rights of the Company and the PRC Domestic Entities (hereinafter, together the “Contractual Agreements”). As a result of the Contractual Agreements, the Company maintains the ability to approve decisions made by the PRC Domestic Entities, is entitled to substantially all of the economic benefits from the PRC Domestic Entities and is obligated to absorb all of the PRC Domestic Entities’ expected losses.

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

Therefore, the Company consolidates the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries in accordance with the United States of America Securities and Exchange Commission (“SEC”) Regulation S-X Article 3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

The following is a summary of the Contractual Agreements:

Exclusive Technical Consultancy and Service Agreements

The WFOEs provide the following exclusive technical services to the PRC Domestic Entities: (i) access to information assembled by the WFOEs concerning the real estate industry and companies in this sector to enable the PRC Domestic Entities to target potential customers and provide research services; and (ii) technical information technology system support to enable the PRC Domestic Entities to service the needs of its customers. The agreements can be extended indefinitely at the sole discretion of the WFOEs.

Operating Agreements

Pursuant to the operating agreements, each PRC Domestic Entity and its legal shareholders have agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the PRC Domestic Entity without prior written consent from the WFOEs. In addition, the PRC Domestic Entities will appoint or remove their directors and executive officers based on instruction from the WFOEs. The agreements can be extended indefinitely at the sole discretion of the WFOEs.

Equity Pledge Agreements, Shareholders Proxy Agreements and Exclusive Call Option Agreements

In order to secure the payment obligations of each PRC Domestic Entity under the exclusive technical consultancy and service agreements, the legal shareholders have pledged their entire respective ownership interests in each Domestic PRC Entity to the WFOEs. The legal shareholders shall not transfer the pledged ownership interests without the prior written consent from the WFOEs. The WFOEs are entitled to dividends and funds obtained through conversion, auction or sale of the ownership interests that the legal shareholders pledged to the WFOEs. The agreements can be extended at the sole discretion of the WFOEs.

The legal shareholders irrevocably appoint the WFOEs to act as proxy for the legal shareholders to exercise their respective rights as shareholders of the PRC Domestic Entities to attend shareholders’ meetings and cast votes. The agreements will remain valid until terminated upon written consent by the WFOEs, the PRC Domestic Entities and their legal shareholders or by their successors.

The legal shareholders granted the Company or any third party designated by the Company the exclusive right to acquire from the legal shareholders the whole or part of the respective equity interests in each PRC Domestic Entity at a price equivalent to the historical cost when permitted by applicable PRC laws and regulations. The legal shareholders shall not sell, transfer or dispose of the equity interests in the PRC Domestic Entities without the prior written consent of the Company or any third party designated by the Company. The proceeds from the exercise of the call option will be applied to repay the loans under the loan agreements. The Company does not have to make any additional payment to the legal shareholders. The PRC Domestic Entities will not distribute any dividend without the prior written consent from the WFOEs. The agreements can be extended indefinitely at the sole discretion of the Company.

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

Loan Agreements

The WFOEs provided loans to the legal shareholders to enable them to contribute the registered capital of the PRC Domestic Entities. Under the terms of the loan agreements, the legal shareholders will repay the loans by transferring their legal ownership in the PRC Domestic Entities to the WFOEs when permitted by applicable PRC laws and regulations. Any gains from the transfer shall be paid back to the WFOEs or any third party designated by the WFOEs. The legal shareholders shall repay the loan by means of transferring their respective equity interests in the PRC Domestic Entities to the WFOEs or any other person designated by the WFOEs.

Supplementary Agreements

In addition to the above contractual agreements, the Company, the WFOEs, the PRC Domestic Entities and their legal shareholders entered into supplementary agreements in March 2010 to memorialize certain terms previously agreed amongst the Company, the WFOEs, the PRC Domestic Entities and their legal shareholders. While these supplementary agreements were signed in 2010, the terms, intent and substance of all the agreements above remained unchanged. Pursuant to the supplementary agreements:

● the WFOEs have unilateral discretion in setting the technical service fees charged to the PRC Domestic Entities;

● the WFOEs are obligated to provide financial support to the PRC Domestic Entities in the event the PRC Domestic Entities incur losses;

● the annual budget of the PRC Domestic Entities should be assessed and approved by the WFOEs;

● the legal shareholders agree to remit any profits distributed from the PRC Domestic Entities to the Company upon request by the Company; and

● the PRC Domestic Entities are obligated to transfer their entire retained earnings, after deduction of PRC income tax, to the WFOEs in the form of a donation upon the WFOEs’ request.

All of these provisions have been incorporated into the Contractual Agreements signed subsequent to March 2010.

Furthermore, the WFOEs and the PRC Domestic Entities entered into supplementary agreements in March 2013 to memorialize the following terms previously agreed between the WFOEs and the PRC Domestic Entities when the Exclusive Call Option Agreements were entered into:

● the legal shareholders agreed to remit the purchase consideration received from the exercise of the exclusive right to acquire the equity interests in the PRC Domestic Entities to the WFOEs or any entity designated by the WFOEs.

This provision has been incorporated into the Contractual Agreements signed subsequent to March 2013.

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

Through the design of the aforementioned agreements, the legal shareholders of the PRC Domestic Entities effectively assigned their full voting rights to the WFOEs, which give the WFOEs the power to direct the activities that most significantly impact the PRC Domestic Entities’ economic performance. The WFOEs obtained the ability to approve decisions made by the PRC Domestic Entities and the ability to acquire the equity interests in the PRC Domestic Entities when permitted by PRC law. The WFOEs are obligated to absorb a majority of the expected losses from the PRC Domestic Entities’ activities through providing unlimited financial support to the PRC Domestic Entities and are entitled to receive a majority of profits from the PRC Domestic Entities through the exclusive technical consultancy and service fees. As a result, the Company, through the WFOEs, is the primary beneficiary of the PRC Domestic Entities. Accordingly, in accordance with SEC Regulation S-X Article 3A- 02 and ASC 810, the Company, through the WFOEs, has consolidated the operating results of the PRC Domestic Entities in the Company’s financial statements.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows were as follows:

	As of December 31,
	2022	2023
	US$	US$
Total current assets	77,048	87,828
Total non-current assets	463,716	345,673
Total assets	540,764	433,501
Total current liabilities	287,779	179,698
Total non-current liabilities	119,881	205,391
Total liabilities	407,660	385,089

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

Intercompany payable to the non PRC Domestic Entities represents the amounts due to the WFOE and its wholly-owned subsidiaries, which are eliminated upon consolidation.

	Year Ended December 31.
	2021	2022	2023
	US$	US$	US$
Total revenues	105,227	53,211	33,401
Net loss	(1,853)	(28,504)	(119,022)

	Year Ended December 31.
	2021	2022	2023
	US$	US$	US$
Net cash used in operating activities	(158,738)	(154,091)	(74,524)
Net cash generated from investing activities	67,972	11,340	2,979
Net cash generated from (used in) financing activities	16,930	(55,084)	85,970

As of December 31, 2023, except for the restricted cash, current of US$2,551, restricted cash, and property and equipment of US$252,308, as well as the rental income receivables arising from the properties, which are pledged to secure bank borrowings (Note 10), there was no other pledge or collateralization of the assets of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries.

Creditors of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have no recourse to the general credit of their respective primary beneficiary. The PRC Domestic Entities held certain registered copyrights, trademarks and registered domain names, which are used for the Company’s business operations. All of these revenue-producing assets were internally developed, for which the Company did not incur significant development costs.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”), regarding financial reporting.